INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Future income tax assets
Property and equipment	$ 4,165	$ 3,032
Non capital loss carry-forwards	70,824	64,980
Capital loss carry-forwards	2,655	2,607
Scientific research and development expenses and credits	36,961	38,640
Reserves and other	8,974	11,075
Future income tax assets ,Total	123,579	120,334
Future income tax liabilities
Acquired intangibles	2,920	9,893
Future income tax assets net of future income tax liabilities	120,659	110,441
Valuation allowance	94,880	98,268
Total	25,779	12,173
Assets
Current	22,199	6,540
Non-current	3,880	6,205
Liabilities
Current		(336)
Non-current	(300)	(236)
Total	$ 25,779	$ 12,173